Significant and Critical Accounting Policies and Practices (Details)	5 Months Ended
Aug. 31, 2020 USD ($)
Significant and Critical Accounting Policies and Practices
Beginning balance	$ 0
Acquisitions	19,553
Dispositions	0
Impairment	(19,553)
Ending balance	$ 0